Vanguard Information Technology Index Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)
Communications Equipment (3.8%)
Cisco Systems Inc.	18,611,977	890,025
Motorola Solutions Inc.	748,683	101,319
* Arista Networks Inc.	251,749	58,773
* F5 Networks Inc.	266,891	38,678
* Ciena Corp.	673,837	37,236
Juniper Networks Inc.	1,450,739	35,195
* Lumentum Holdings Inc.	327,940	24,045
* Viavi Solutions Inc.	1,011,650	11,725
* Acacia Communications Inc.	164,513	11,105
* NetScout Systems Inc.	324,598	8,917
* CommScope Holding Co. Inc.	855,644	8,822
* ViaSat Inc.	204,512	8,589
InterDigital Inc.	134,914	7,416
* EchoStar Corp. Class A	209,141	6,517
* Infinera Corp.	684,760	3,410
* NETGEAR Inc.	129,421	3,330
* Calix Inc.	224,374	3,164
ADTRAN Inc.	194,410	2,216
* Harmonic Inc.	404,667	2,181
^ Plantronics Inc.	149,102	1,943
* Extreme Networks Inc.	522,289	1,724
Comtech Telecommunications Corp.	96,663	1,722
* Inseego Corp.	137,337	1,458
* Ribbon Communications Inc.	240,117	1,056
* CalAmp Corp.	135,760	1,045
* Applied Optoelectronics Inc.	84,460	746
* Casa Systems Inc.	85,561	372
		1,272,729
Electronic Equipment, Instruments & Components (3.1%)
Amphenol Corp. Class A	1,308,600	126,358
TE Connectivity Ltd.	1,466,617	119,163
* Keysight Technologies Inc.	824,374	89,140
Corning Inc.	3,351,689	76,385
CDW Corp.	626,738	69,511
* Zebra Technologies Corp.	237,100	61,959
Cognex Corp.	755,178	42,849
* Trimble Inc.	1,093,613	42,782
FLIR Systems Inc.	588,962	27,210
* IPG Photonics Corp.	163,049	25,338
* Arrow Electronics Inc.	354,122	24,463
* Flex Ltd.	2,213,211	21,490
* Tech Data Corp.	156,843	21,368
National Instruments Corp.	543,093	21,029
SYNNEX Corp.	191,975	20,474

*	II-VI Inc.	397,192	18,879
	Jabil Inc.	601,001	17,982
	Littelfuse Inc.	107,234	17,424
	Dolby Laboratories Inc. Class A	283,013	17,187
*	Novanta Inc.	154,952	15,915
*	Coherent Inc.	106,086	15,405
*	Anixter International Inc.	133,860	12,812
	Avnet Inc.	438,089	11,934
*	Itron Inc.	166,758	10,743
*	Fabrinet	161,242	10,310
	Vishay Intertechnology Inc.	582,412	9,470
*	Rogers Corp.	81,726	8,848
*	Plexus Corp.	130,071	8,353
*	Sanmina Corp.	310,205	8,255
	Badger Meter Inc.	128,524	7,864
*	Insight Enterprises Inc.	152,980	7,842
	Belden Inc.	199,679	6,797
	KEMET Corp.	241,733	6,534
*	Fitbit Inc. Class A	985,470	6,248
*	Knowles Corp.	396,487	5,963
*	OSI Systems Inc.	74,919	5,677
*	TTM Technologies Inc.	441,231	5,105
	Methode Electronics Inc.	159,546	5,002
*	ePlus Inc.	59,431	4,381
*	FARO Technologies Inc.	77,417	4,357
	Benchmark Electronics Inc.	162,269	3,438
*	nLight Inc.	138,844	2,993
*	ScanSource Inc.	111,452	2,747
	CTS Corp.	128,497	2,742
	PC Connection Inc.	55,847	2,417
*	Kimball Electronics Inc.	109,900	1,559
	MTS Systems Corp.	84,297	1,484
*	Vishay Precision Group Inc.	41,116	971
*	Arlo Technologies Inc.	386,173	853
	Daktronics Inc.	169,269	718
			1,058,728
IT Services (21.3%)
	Visa Inc. Class A	6,987,482	1,364,236
	Mastercard Inc. Class A	3,927,371	1,181,707
*	PayPal Holdings Inc.	4,890,597	758,091
	Accenture plc Class A	2,787,115	561,938
	International Business Machines Corp.	3,899,119	487,000
	Fidelity National Information Services Inc.	2,705,021	375,538
	Automatic Data Processing Inc.	1,894,922	277,587
*	Fiserv Inc.	2,536,581	270,831
	Global Payments Inc.	1,315,105	236,048
	Cognizant Technology Solutions Corp. Class A	2,408,107	127,630
*	Square Inc.	1,556,358	126,190
*	Twilio Inc. Class A	519,553	102,664
	Paychex Inc.	1,415,723	102,328
*	VeriSign Inc.	459,981	100,740
*	Okta Inc.	497,647	97,330
*	FleetCor Technologies Inc.	374,625	91,330
*	Akamai Technologies Inc.	711,168	75,242
	Leidos Holdings Inc.	589,821	62,102
	Broadridge Financial Solutions Inc.	504,038	61,039
	Jack Henry & Associates Inc.	336,799	60,914

*	GoDaddy Inc. Class A	762,323	58,889
*	EPAM Systems Inc.	242,270	55,877
*	Black Knight Inc.	656,688	50,552
	Booz Allen Hamilton Holding Corp. Class A	615,571	49,098
*	Gartner Inc.	391,191	47,608
*	MongoDB Inc.	198,732	46,128
	Western Union Co.	1,813,609	36,308
*	WEX Inc.	190,055	28,143
*	CACI International Inc. Class A	109,650	27,498
*	Euronet Worldwide Inc.	229,193	21,711
	Science Applications International Corp.	228,171	20,088
	MAXIMUS Inc.	278,720	20,073
	DXC Technology Co.	1,113,851	15,828
*	LiveRamp Holdings Inc.	295,816	14,918
	KBR Inc.	623,271	14,616
	Perspecta Inc.	638,405	14,153
*	Fastly Inc. Class A	310,712	13,404
	ManTech International Corp. Class A	118,580	9,218
	Alliance Data Systems Corp.	198,664	9,204
*	ExlService Holdings Inc.	147,586	9,028
	Sabre Corp.	1,201,954	8,378
	EVERTEC Inc.	269,105	7,836
	NIC Inc.	289,191	6,958
	CSG Systems International Inc.	144,608	6,847
*	Verra Mobility Corp. Class A	512,307	5,589
	Switch Inc.	260,089	4,970
*	Perficient Inc.	144,421	4,916
*	Sykes Enterprises Inc.	173,256	4,723
*	Cardtronics plc Class A	166,516	4,028
*	Evo Payments Inc. Class A	181,401	4,016
*	Repay Holdings Corp. Class A	168,071	3,872
*	Virtusa Corp.	124,701	3,750
	TTEC Holdings Inc.	78,336	3,318
*	Unisys Corp.	260,455	2,959
*	Limelight Networks Inc.	534,937	2,643
*	Tucows Inc. Class A	39,798	2,391
	Cass Information Systems Inc.	54,402	2,195
*	Conduent Inc.	745,426	1,782
	Hackett Group Inc.	111,896	1,543
*	International Money Express Inc.	118,919	1,312
*	Endurance International Group Holdings Inc.	357,966	1,282
*,^	Paysign Inc.	123,453	891
*,^	GTT Communications Inc.	111,299	889
*	GreenSky Inc. Class A	205,481	826
*,^	Exela Technologies Inc.	614,498	200
			7,170,941
Semiconductors & Semiconductor Equipment (17.6%)
	Intel Corp.	18,771,246	1,181,275
	NVIDIA Corp.	2,664,836	946,070
	Broadcom Inc.	1,753,155	510,641
	Texas Instruments Inc.	4,099,006	486,716
	QUALCOMM Inc.	5,016,704	405,751
*	Advanced Micro Devices Inc.	5,031,295	270,684
*	Micron Technology Inc.	4,875,576	233,589
	Applied Materials Inc.	4,030,546	226,436
	Analog Devices Inc.	1,616,190	182,549
	Lam Research Corp.	638,824	174,827

	KLA Corp.	688,112	121,080
	NXP Semiconductors NV	1,223,591	117,587
	Microchip Technology Inc.	1,056,120	101,409
	Xilinx Inc.	1,092,174	100,425
	Marvell Technology Group Ltd.	2,943,708	96,024
	Skyworks Solutions Inc.	746,888	88,536
	Maxim Integrated Products Inc.	1,182,515	68,207
*	Qorvo Inc.	507,881	53,195
	Teradyne Inc.	735,774	49,312
	Monolithic Power Systems Inc.	186,038	39,021
	Entegris Inc.	590,810	35,378
*	SolarEdge Technologies Inc.	213,375	30,278
*	ON Semiconductor Corp.	1,804,499	29,756
	Universal Display Corp.	186,441	27,332
	MKS Instruments Inc.	239,429	25,291
*	Inphi Corp.	200,588	25,208
*	Cree Inc.	474,426	24,998
*	Enphase Energy Inc.	405,524	23,597
	Cabot Microelectronics Corp.	128,362	18,595
*	Cirrus Logic Inc.	255,916	18,549
*	Silicon Laboratories Inc.	189,855	17,782
*	First Solar Inc.	347,294	16,191
*	Semtech Corp.	291,074	15,479
*	Lattice Semiconductor Corp.	589,839	14,669
	Power Integrations Inc.	130,646	14,155
	Brooks Automation Inc.	323,384	12,926
*	Advanced Energy Industries Inc.	168,384	11,253
*	Synaptics Inc.	148,250	9,446
*	Diodes Inc.	190,783	9,280
*	Ambarella Inc.	147,436	8,366
*	FormFactor Inc.	330,959	8,330
*	Rambus Inc.	503,173	7,819
*	Onto Innovation Inc.	217,922	6,773
*	MACOM Technology Solutions Holdings Inc.	203,680	6,467
	Kulicke & Soffa Industries Inc.	286,102	6,397
*	MaxLinear Inc.	300,576	5,206
*	Amkor Technology Inc.	477,054	5,047
*	Axcelis Technologies Inc.	140,755	3,779
	Xperi Corp.	264,133	3,632
*	Ultra Clean Holdings Inc.	175,123	3,630
*	Photronics Inc.	291,378	3,494
*	CEVA Inc.	92,206	3,178
*	ACM Research Inc. Class A	50,052	2,993
*,^	SunPower Corp. Class A	397,810	2,872
	Cohu Inc.	181,670	2,736
*	Veeco Instruments Inc.	215,731	2,533
*	Ichor Holdings Ltd.	99,737	2,269
*	PDF Solutions Inc.	119,943	2,046
*	Impinj Inc.	73,119	1,890
*	NeoPhotonics Corp.	214,479	1,860
*	SMART Global Holdings Inc.	58,469	1,566
*	Adesto Technologies Corp.	108,747	1,313
	NVE Corp.	20,995	1,271
*	Alpha & Omega Semiconductor Ltd.	87,662	922
			5,929,886
Software (34.1%)
	Microsoft Corp.	31,712,326	5,811,284

*	Adobe Inc.	2,115,938	818,022
*	salesforce.com Inc.	3,698,148	646,399
	Oracle Corp.	9,854,279	529,865
	Intuit Inc.	1,143,171	331,885
*	ServiceNow Inc.	832,988	323,141
*	Autodesk Inc.	965,668	203,157
*	Workday Inc. Class A	732,538	134,369
*	Splunk Inc.	684,559	127,218
*	Synopsys Inc.	659,332	119,280
*	Cadence Design Systems Inc.	1,229,581	112,248
*	ANSYS Inc.	377,067	106,710
*	Palo Alto Networks Inc.	437,040	102,822
*	Fortinet Inc.	643,212	89,535
*	RingCentral Inc. Class A	317,186	86,988
*	DocuSign Inc. Class A	609,098	85,115
	Citrix Systems Inc.	510,214	75,573
*	Coupa Software Inc.	292,505	66,548
*	Paycom Software Inc.	219,529	65,251
*	Tyler Technologies Inc.	173,387	65,074
	SS&C Technologies Holdings Inc.	1,009,993	58,474
	NortonLifeLock Inc.	2,504,050	57,042
*	VMware Inc. Class A	361,742	56,529
*,^	Trade Desk Inc. Class A	179,363	55,882
*	Zoom Video Communications Inc. Class A	310,728	55,770
*	Fair Isaac Corp.	128,096	51,578
*	Slack Technologies Inc. Class A	1,349,605	47,304
*	Zendesk Inc.	497,570	42,667
*	Guidewire Software Inc.	362,530	37,188
*	PTC Inc.	481,540	36,780
*	HubSpot Inc.	180,519	36,093
*	Ceridian HCM Holding Inc.	508,093	34,992
*	Avalara Inc.	325,032	34,798
*	Alteryx Inc. Class A	229,472	33,030
*	Aspen Technology Inc.	298,063	31,487
*	Zscaler Inc.	308,901	30,300
*	Crowdstrike Holdings Inc. Class A	340,281	29,880
*	Proofpoint Inc.	251,164	29,203
*	Nuance Communications Inc.	1,238,239	28,331
*	Five9 Inc.	267,116	27,834
*	Smartsheet Inc. Class A	450,104	25,953
*	RealPage Inc.	374,020	25,366
*	Manhattan Associates Inc.	279,831	24,737
*	Datadog Inc. Class A	346,583	24,701
*	Dropbox Inc. Class A	1,078,677	24,346
*	Everbridge Inc.	148,256	21,684
*	Anaplan Inc.	469,191	21,545
*	Dynatrace Inc.	554,289	21,324
	CDK Global Inc.	533,415	20,969
*	Elastic NV	232,699	19,994
*	Paylocity Holding Corp.	152,959	19,885
*	Nutanix Inc.	769,098	18,505
	LogMeIn Inc.	211,991	17,998
*	Qualys Inc.	146,679	16,915
*	Envestnet Inc.	230,332	16,724
	Pegasystems Inc.	174,861	16,633
*	J2 Global Inc.	203,191	15,910
*	Q2 Holdings Inc.	191,218	15,798

*	Blackline Inc.	198,950	14,782
*	New Relic Inc.	221,094	14,625
*	ACI Worldwide Inc.	507,375	13,993
*	Verint Systems Inc.	293,307	13,601
*	Box Inc.	652,071	13,028
	Blackbaud Inc.	215,644	12,639
*	FireEye Inc.	974,574	12,163
*	Varonis Systems Inc.	134,439	11,345
*	Mimecast Ltd.	260,727	10,893
*	SPS Commerce Inc.	155,488	10,598
*	Teradata Corp.	493,549	10,567
*	LivePerson Inc.	276,127	10,341
*	Appfolio Inc.	64,782	10,269
*	2U Inc.	279,033	10,176
*	Rapid7 Inc.	206,491	10,095
*	Bottomline Technologies DE Inc.	193,195	9,776
*	SVMK Inc.	472,630	9,524
*	Medallia Inc.	333,432	9,429
*	Alarm.com Holdings Inc.	192,461	9,102
*	Cloudera Inc.	883,125	9,052
*	Sailpoint Technologies Holdings Inc.	394,054	8,996
*	Cornerstone OnDemand Inc.	228,857	8,845
*	Pluralsight Inc. Class A	389,304	8,109
	Progress Software Corp.	198,112	8,004
*	CommVault Systems Inc.	192,434	7,786
*	Tenable Holdings Inc.	238,258	7,450
*	PROS Holdings Inc.	183,362	7,142
*,^	Appian Corp. Class A	122,347	6,969
*	Workiva Inc. Class A	149,193	6,645
*	Altair Engineering Inc. Class A	168,798	6,598
*	8x8 Inc.	427,473	6,216
*	Avaya Holdings Corp.	418,576	6,111
*	Cloudflare Inc. Class A	209,125	6,079
*	Yext Inc.	353,070	5,575
*	Zuora Inc. Class A	424,904	5,103
*	Cerence Inc.	159,851	4,781
*	Bill.com Holdings Inc.	63,498	4,422
*	MicroStrategy Inc. Class A	34,304	4,270
*	ForeScout Technologies Inc.	155,646	3,672
*	Model N Inc.	106,859	3,432
*	Upland Software Inc.	94,572	3,268
	TiVo Corp.	467,292	2,846
*	OneSpan Inc.	139,234	2,829
	American Software Inc. Class A	141,257	2,747
*	PagerDuty Inc.	101,762	2,702
	Ebix Inc.	107,076	2,400
	QAD Inc. Class A	50,912	2,325
*	Ping Identity Holding Corp.	78,915	2,234
*	Domo Inc.	80,533	2,039
*	Digital Turbine Inc.	300,059	1,926
*	Agilysys Inc.	88,383	1,700
*	MobileIron Inc.	372,620	1,684
*	A10 Networks Inc.	221,892	1,509
*	Rosetta Stone Inc.	78,389	1,457
*	Benefitfocus Inc.	80,257	1,022
*	Intelligent Systems Corp.	29,586	948
*,^	ShotSpotter Inc.	31,829	740

*	Sprout Social Inc. Class A			26,595	733
					11,471,945
Technology Hardware, Storage & Peripherals (19.4%)
	Apple Inc.			19,203,424	6,105,537
	HP Inc.			6,290,603	95,240
	Western Digital Corp.			1,312,084	58,217
	Hewlett Packard Enterprise Co.			5,675,556	55,110
	Seagate Technology plc			1,030,801	54,674
*	Dell Technologies Inc.			1,062,808	52,758
	NetApp Inc.			970,801	43,239
*	Pure Storage Inc. Class A			1,029,065	18,122
	Xerox Holdings Corp.			794,046	12,609
*	NCR Corp.			560,737	10,121
*,^	3D Systems Corp.			521,016	3,840
*	Diebold Nixdorf Inc.			304,829	1,460
					6,510,927
Total Common Stocks (Cost $23,099,589)					33,415,156
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
1,2 Vanguard Market Liquidity Fund		0.307%		1,285,243	128,524
				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Cash Management Bill	0.210%	9/15/20	26	26
3	United States Cash Management Bill	0.116%	9/29/20	1,020	1,019
3	United States Treasury Bill	0.087%	9/24/20	1,000	1,000
					2,045
Total Temporary Cash Investments (Cost $130,524)					130,569
Total Investments (99.7%) (Cost $23,230,113)					33,545,725
Other Assets and Liabilities -Net (0.3%)2,3					102,336
Net Assets (100%)					33,648,061
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,054,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $17,658,000 was received for securities on loan.
3 Securities with a value of $2,045,000 and cash of $3,081,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

E-mini S&P 500 Index	June 2020	527	(272)	80,157

Information Technology Index Fund

E-mini NASDAQ 100 Index			June 2020	340	65,010	2,343
						2,071

Over-the-Counter Total Return Swaps

				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Visa Inc. Class A	9/2/20	BOANA	89,360	(0.230)	8,396	—
1 Payment received/paid monthly.
BOANA —Bank of America, N.A.

At May 31, 2020, a counterparty had deposited in a segregated account cash of $7,910,000 in connection with open swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement o f variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives

Information Technology Index Fund

the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

Information Technology Index Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	33,415,156	—	—	33,415,156
Temporary Cash Investments	128,524	2,045	—	130,569
Total	33,543,680	2,045	—	33,545,725
Derivative Financial Instruments
Assets
Futures Contracts[1]	680	—	—	680
Swap Contracts	—	8,396	—	8,396
Total	680	8,396	—	9,076
Liabilities
Futures Contracts[1]	272	—	—	272
1 Represents variation margin on the last day of the reporting period.